Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation [Abstract]
Stock-Based Compensation

Note 6:  Stock-Based Compensation

The Company has historically granted stock options to certain vendors and employees.

In November 2010, the board of directors authorized the 2010 Stock Incentive Plan ("the Plan") which provides us with the ability to issue options on up to 1,360,000 common shares.

In April 2011, the Company increased the number of shares of the Company’s common stock available for issuance under the Plan from 1,360,000 to 2,500,000.

In August 2013, the Company increased the number of shares of the Company’s common stock available for issuance under the Plan from 2,500,000 to 5,000,000. The Company’s stockholders approved this increase on October 22, 2013 pursuant to a written consent of stockholders owning a majority of the shares of outstanding common stock.

Stock option awards are expensed on a straight-line basis over the requisite service period.  During the three and nine months ended September 30, 2013, the Company recognized expense of $71,237 and $131,381, respectively, associated with stock option awards. During the three and nine months ended September 30, 2012, the Company recognized expense of $50,314 and $116,584, respectively, associated with stock option awards. At September 30, 2013, future stock compensation expense (net of estimated forfeitures) not yet recognized was $1,331,541 and will be recognized over a weighted average remaining vesting period of 3.89 years.  The following summarizes stock option activity for the nine months ended September 30, 2013:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining
	Number of	Exercise	Fair	Contractual
	Shares	Price	Value	Life
Outstanding at December 31, 2012	2,184,583	$0.89	$0.48
Granted at market price	1,768,449	1.01
Exercised	(94,500)	$0.25
Forfeited	(474,000)	$1.26
Outstanding at September 30, 2013	3,384,532	0.92	0.23	9.1
Exercisable at September 30, 2013	619,446	$0.51	$0.29	7.2

The outstanding shares at December 31, 2012 were adjusted to reflect options that were issued but not included in the prior periods tables.  This does not impact stock compensation expense.

The following table summarizes information about the Company’s stock options at September 30, 2013:

	Exercisable		Unexercisable		Total

		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
Range of Exercise Prices	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price

$.25 per share	487,333	$0.25	102,250	0.25	589,583	$0.25
$0.99 per share	-	-	765,000	0.99	765,000	$0.99
$1.00 per share	31,113	1.00	1,462,336	1.00	1,493,449	$1.00
$1.03 per share	-	$-	125,000	1.03	125,000	$1.03
$1.11 per share	-	$-	150,000	1.11	150,000	$1.11
$1.59 per share	101,000	$1.59	160,500	1.59	261,500	$1.59

Note 8:  Stock-Based Compensation

The Company has historically granted stock options to certain vendors and employees.  On January 26, 2011, the Company granted 384,000 stock options at a strike price of $0.25 that vest equally over a four year period.  The grant date fair value of the awards was $54,736 (net of estimated forfeitures of 10%) which was determined using a Black Scholes option pricing model using the following assumptions:  volatility of 68%, risk-free rate of return of 2.4%, stock price of $0.25 and expected term of 6.25 years.  The options expire in 2021.

On April 29, 2011, the Company increased the number of shares of the Company’s common stock available for issuance under the plan from 1,360,000 to 2,500,000.

On January 23, 2012, the Company granted 533,000 stock options at a strike price of $1.59 that vest equally over a four year period.  The grant date fair value of the awards was $394,625 (net of estimated forfeitures of 10%) which was determined using a Black Scholes option pricing model using the following assumptions:  volatility of 54%, risk-free rate of return of 1.2%, stock price of $1.59 and expected term of 6.25 years.  The options expire in 2022.

On October 5, 2012, the Company granted 1,010,000 stock options at a strike price of $0.99 that vest equally over a four year period. The grant date fair value of the awards was $510,982 (net of estimated forfeitures of 15%) which was determined using a Black Scholes option pricing model using the following assumptions: volatility of 66%, risk-free rate of return of .90%, stock price of $0.99 and expected term of 6.25 years. The options expire in 2022.

Awards are valued based on the grant date fair value of the instruments, net of estimated forfeitures, using a Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2012	2011
Volatility	54%-68%	68%
Risk-free interest rate	.90%-1.22%	2.40%
Expected term	6.3 years	6.3 years
Forfeiture rate	15%	10%
Dividend yield rate	0%	0%

The volatility used was based on historical volatility of similar sized companies due to lack of historical data of the Company’s stock price. The risk free interest rate was determined based on treasury securities with maturities equal to the expected term of the underlying award.  The expected term was determined based on the simplified method outlined in Staff Accounting Bulletin No. 110.

Stock option awards are expensed on a straight-line basis over the requisite service period.  During the years ended December 31, 2012 and 2011, the Company recognized expense of $153,376 and $46,737, respectively. At December 31, 2012, future stock compensation expense (net of estimated forfeitures) not yet recognized was $717,864 and will be recognized over a weighted average remaining vesting period of 1.82 years.  The following summarizes stock option activity for the year ended December 31, 2012:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining
	Number of	Exercise	Fair	Contractual
	Shares	Price	Value	Life
Outstanding at December 31, 2011	1,318,000	$0.25	$0.16
Granted at market price	1,543,000	1.19	0.63
Exercised	(125,750)
Forfeited	(1,040,000)
Outstanding at December 31, 2012	1,695,250	1.08	0.58	9.4
Exercisable	23,750	$0.25	$0.16	8.1

The following summarizes information about the Company’s stock options at December 31, 2012:

	Exercisable		Unexercisable		Total

		Weighted		Weighted		Weighted
	Number	Average	Number	Average	Number	Average
Range of Exercise Prices	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price

$.25 per share	23,750	$0.25	169,500	0.25	193,250	$0.25
$1.59 per share	-	-	492,000	1.59	492,000	$1.59
$0.99 per share	-	-	1,010,000	0.99	1,010,000	$0.99

The intrinsic value of the Company’s stock options outstanding was $636,338 at December 31, 2012.